Schedule of Sensitivity Analysis of Biological Assets (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Average selling price	₪ 612	₪ 100
Proportion of oil products	16	1
Proportion of plants which do not reach the harvesting	₪ 52	₪ 2